Note 13 - Retirement and Pension Plans - Net Periodic Pension Cost (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Service cost	¥ 737,290	¥ 648,944	¥ 573,956
Interest cost	43,988	67,525	73,902
Expected return on plan assets	(92,623)	(87,909)	(63,037)
Amortization of transition obligation		365	369
Amortization of actuarial loss (gain)	24,584	(2,971)	(2,782)
Net periodic pension cost	¥ 713,239	¥ 625,954	¥ 582,408